UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust

-----------------------------------------------------------------

(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

		MONETTA MID-CAP FUND
		Holdings as of 03/31/2011

	COMMON STOCKS - 95.2%
	NUMBER OF SHARES		VALUE
		Consumer Discretionary - 19.9%

	Automobiles & Components - 2.3%
*	2,500	BorgWarner Inc.	199,225

	Consumer Durables & Apparel - 6.6%
*	1,900	Fossil Inc.	177,935
	8,000	Lennar Corp CL A	144,960
*	3,700	Under Armour, Inc. CL A	251,785
			574,680
	Consumer Services - 4.2%
*	1,300	Panera Bread Co	165,100
	1,500	Six Flags Entertainment Corp.	108,000
	700	Strayer Education Inc	91,343
			364,443
	Retailing - 6.8%
*	4,500	Dollar Tree, Inc.	249,840
*	500	Netflix Inc	118,665
*	450	Priceline.com Inc.	227,898
			596,403

		Consumer Staples - 1.2%

	Food Beverage & Tobacco - 1.2%
*	1,600	Green Mountain Coffee Roasters, Inc.	103,376

		Energy - 6.5%

	Energy - 6.5%
*	2,400	Concho Resources Inc.	257,520
*	1,000	FMC Technologies Inc	94,480
*	2,400	Oceaneering International	214,680
			566,680

		Financials - 15.1%

	Banks - 4.4%
	23,500	SPDR Financial Select	385,635

	Diversified Financials - 7.9%
*	1,900	Affiliated Managers Group	207,803
	4,800	Lazard Ltd.	199,584
	7,500	Leucadia National Corp.	281,550
			688,937
	Real Estate - 2.8%
*	9,000	CB Richard Ellis Group	240,300

		Health Care - 11.5%

	Health Care Equipment & Services - 6.9%
*	2,400	Edwards Lifesciences Corp.	208,800
*	3,000	HMS Holdings Corp	245,550
*	2,700	WebMD Health Corp. Cl A	144,234
			598,584
	Pharmaceuticals & Biotechnology - 4.6%
*	3,000	Alexion Pharmaceuticals	296,040
	4,000	Human Genome Sciences, Inc.	109,800
			405,840

		Industrials - 10.3%

	Capital Goods - 7.4%
	5,100	Ametek Inc.	223,737
	3,500	Cooper Industries, Ltd.	227,150
	2,000	Joy Global Inc.	197,620
			648,507
	Commercial & Professional Services - 2.9%
*	2,800	Stericycle Inc.	248,276

		Information Technology - 25.1%

	Semiconductors and Semiconductor Equipment - 4.3%
*	7,000	Rubicon Technology Inc.	193,760
*	5,700	Skyworks Solutions Inc	184,794
			378,554
	Software & Services - 18.1%
*	2,800	Akamai Technologies Inc.	106,400
*	3,500	Check Point Software	178,675
*	2,500	Cognizant Tech Solutions CL A	203,500
*	4,500	Fortinet, Inc.	198,000
	4,700	Global Payments Inc.	229,924
*	4,100	SXC Health Solutions Corp.	224,680
*	6,800	Tibco Software Inc.	185,300
*	4,600	Verifone Systems, Inc	252,770
			1,579,249

	Technology Hardware & Equipment - 2.7%
*	2,000	Polycom Inc.	103,700
*	3,500	Riverbed Technology, Inc.	131,775
			235,475

		Materials - 5.6%

	Materials - 5.6%
	2,000	Goldcorp Inc.	99,600
*	3,000	Molycorp, Inc.	180,060
*	8,200	Solutia Inc.	208,280
			487,940

	Total Common Stock		8,302,104
	(Cost $6,990,929)(a)

		Mutual Funds - 5.1%
	NUMBER OF SHARES
	445,300	AIM Liquid Asset Portfolio-
		Institutional Class	445,300

	Total Mutual Funds		445,300
	(Cost $445,300)(a)

	Total Investments - 100.3%		8,747,404
	(Cost $7,436,229)(a)

	Other Net Assets Less Liabilities - (0.3%)		-18,140

	Net Assets - 100%		8,729,264

(a)

Cost for book and tax purposes is $7,436,229; the aggregate gross unrealized appreciation is $1,354,262 and the aggregate gross unrealized depreciation is

$43,087, resulting in net unrealized appreciation of $1,311,175.

*   Non-income producing security.

		Monetta Young Investor Fund
		Holdings as of 03/31/2011

	COMMON STOCKS - 49.1%
	NUMBER OF SHARES		VALUE
		Consumer Discretionary - 22.7%

	Automobiles & Components - 2.3%
*	20,000	Ford Motor Company	298,200
	3,000	Harley-Davidson, Inc.	127,470
			425,670
	Consumer Durables & Apparel - 4.0%
*	10,000	Crocs, Inc.	178,400
*	2,500	Deckers Outdoor Corp.	215,375
	10,000	Lennar Corp - CL A	181,200
	2,300	Nike Inc - CL B	174,110
			749,085
	Consumer Services - 4.9%
*	900	Chipotle Mexican Grill	245,133
	7,000	McDonald's Corp.	532,630
	3,700	Starbucks Corporation	136,715
			914,478
	Media - 3.0%
	13,000	Walt Disney Company	560,170

	Retailing - 8.5%
*	2,000	Amazon.com Inc.	360,260
*	5,000	CarMax Inc.	160,500
*	5,000	Dollar Tree, Inc.	277,600
	7,000	Home Depot Inc.	259,420
*	2,500	Sears Holdings Corporation	206,625
	3,500	Target Corporation	175,035
*	3,000	Ulta Salon, Cosmetics & Fragrance, Inc.	144,390
			1,583,830

		Consumer Staples - 2.7%

	Food Beverage & Tobacco - 1.7%
	2,200	Coca-Cola Company	145,970
*	2,500	Green Mountain Coffee Roasters, Inc.	161,525
			307,495
	Household & Personal Products - 1.0%
	3,000	Procter & Gamble Co.	184,800

		Financials - 2.9%

	Diversified Financials - 2.9%
*	45,000	Citigroup, Inc.	198,900
	7,500	JPMorgan Chase & Co	345,750
			544,650
		Health Care - 1.2%

	Health Care Equipment & Services - 1.2%
*	4,000	WebMD Health Corp. Cl A	213,680

		Industrials - 9.0%

	Capital Goods - 5.8%
	2,000	Caterpillar Inc	222,700
	3,000	Deere & Company	290,670
	4,000	Eaton Corporation	221,760
*	3,500	General Cable Corp.	151,550
	10,000	General Electric Co	200,500
			1,087,180
	Transportation - 3.2%
*	40,000	AMR Corporation	258,400
*	10,000	Avis Budget Group, Inc.	179,100
	2,000	United Parcel Service Inc. - CL B	148,640
			586,140

		Information Technology - 9.1%

	Semiconductors and Semiconductor Equipment -2.4%
*	1,500	First Solar, Inc.	241,260
*	6,000	Skyworks Solutions Inc	194,520
			435,780
	Software & Services - 4.2%
*	6,200	eBay Inc.	192,448
*	250	Google Inc	146,552
	1,000	IBM Corp	163,070
	1,100	Mastercard Inc. - CL A	276,892
			778,962
	Technology Hardware & Equipment - 2.5%
*	1,000	Apple Inc.	348,450
	3,000	Hewlett-Packard Co	122,910
			471,360

		Telecommunication Services - 1.5%

	Telecommunication Services - 1.5%
	7,000	Verizon Communications, Inc.	269,780

Total Common Stock		9,113,060
(Cost $8,283,386)(a)

	EXCHANGE TRADED FUNDS - 49.7%
NUMBER OF SHARES
15,000	Vanguard Large-Cap ETF	911,550
14,000	Vanguard Growth ETF	900,200
16,000	Vanguard Value ETF	907,520
11,500	iShares Trust S&P 100	682,180
17,000	iShares S&P 500 Index	2,261,170
17,000	SPDR S&P 500 ETF Trust	2,252,670
15,000	Vanguard S&P 500 ETF	909,300
5,800	iShares S&P 500 Growth	398,460

Total Exchange Traded Funds		9,223,050
(Cost $8,220,311)(a)

	Mutual Funds - 3.5%
NUMBER OF SHARES
462,703	AIM Liquid Asset Portfolio-
	Institutional Class	462,703

Total Mutual Funds		462,703
(Cost $462,703)(a)

Total Investments - 102.3%		18,798,813
(Cost $16,966,400)(a)

Other Net Assets Less Liabilities - (2.3%)		-222,497

Net Assets - 100%		18,576,316

(a)

Cost for book and tax purposes is $16,966,400; the aggregate gross unrealized appreciation is $2,013,561 and the aggregate gross unrealized depreciation is

$181,148, resulting in net unrealized appreciation of $1,832,413.

*   Non-income producing security.

	ORION/MONETTA INTERMEDIATE BOND FUND
	Holdings as of 03/31/2011

CORPORATE BONDS - 97.8
PRINCIPAL AMOUNT		MATURITY DATE	VALUE

Basic Materials - 3.7%

Chemicals - 3.7%
100,000	Dow Chemical Co - 7.200%	06/15/14	100,567
250,000	E.I. Du Pont DE Nemour - 5.750%	03/15/19	279,848
			380,415

Communications - 3.1%

Telecommunications - 3.1%
100,000	AT&T Corporate SR Notes - 7.300%	11/15/11	104,157
200,000	Verizon Florida LLC - 6.125%	01/15/13	215,317
			319,474

Consumer-Cyclical - 2.1%

Retail - 2.1%
100,000	McDonald's Corp - 4.125%	06/01/13	106,365
100,000	Wal-mart Stores Inc. - 4.500%	07/01/15	108,257
			214,622

Consumer-Non-Cyclical - 18.7%

Beverages - 3.2%
200,000	Diageo Finance BV - 5.300%	10/28/15	221,514
100,000	Pepsico Inc. - 3.100%	01/15/15	103,840
			325,354
Commercial Services - 2.5%
236,000	Western Union Co. - 5.930%	10/01/16	262,393

Cosmetics/Personal Care - 1.1%
100,000	Proctor & Gamble Co. - 4.850%	12/15/15	111,194

Food - 4.1%
100,000	Dean Foods Co. - 7.000%	06/01/16	95,875

100,000	Hershey Company - 5.000%	04/01/13	107,187
200,000	Smithfield Foods Inc. - 7.750%	07/01/17	216,000
			419,062
Healthcare-Services - 3.2%
300,000	WellPoint Inc - 5.875%	06/15/17	336,942

Pharmaceuticals - 4.6%
100,000	Eli Lilly & Co. - 3.550%	03/06/12	102,924
150,000	Merck & Co Inc - 4.000%	06/30/15	159,920
100,000	Novartis Capital Corp. - 4.125%	02/10/14	107,010
100,000	Pfizer, Inc. - 4.450%	03/15/12	103,727
			473,581

Energy - 6.2%

Oil, Gas and Services - 6.2%
235,000	Allis-Chalmers Energy Inc - 9.000%	01/15/14	241,169
320,000	Chesapeake Energy Corp - 9.500%	02/15/15	398,400
			639,569

Financial - 54.3%

Banks - 10.9%
620,000	Bank of America - 10.200%	07/15/15	765,402
100,000	JPMorgan Chase & Co. - 5.250%	05/01/15	107,190
138,000	SunTrust Bank - 6.375%	04/01/11	138,000
111,000	Unionbancal Corp. - 5.250%	12/16/13	118,872
			1,129,465
Diversified Financial Services - 20.1%
250,000	American Express -7.000%	03/19/18	292,592
250,000	TD Ameritrade Holding Co - 4.150%	12/01/14	260,473
100,000	Blackrock Inc - 3.500%	12/10/14	104,648
282,000	Caterpillar Financial Services Corp. - 7.150%	02/15/19	345,712
173,000	CME Group Inc. - 5.750%	02/15/14	191,575
200,000	E*Trade Financial Corp - 7.375%	09/15/13	201,750
500,000	General Electric Capital Corp. - 5.650%	06/09/14	544,614
125,000	National Rural Utilities Corp - 4.500%	03/15/12	128,336
			2,069,700
Insurance - 23.3%
200,000	American Intl Group - 5.600%	10/18/16	208,473
100,000	Berkshire Hathaway Finance Corp. - 4.600%	05/15/13	106,882
325,000	Hartford Financial Services Group - 4.000%	03/30/15	330,234
594,000	Protective Life Corp - 7.375%	10/15/19	661,986
389,000	Protective Life Secured Trusts - 5.450%	09/28/12	411,665
550,000	Torchmark Corp - 9.250%	06/15/19	681,023

			2,400,263

Industrial - 3.4%

Aerospace/Defense - 2.1%
200,000	General Dynamics Corp - 5.250%	02/01/14	221,254

Packaging & Containers - 1.3%
150,000	Solo Cup Company - 8.500%	02/15/14	135,000

Technology - 1.1%

Computers - 1.1%
100,000	Dell Inc. - 5.625%	04/15/14	110,417

Utilities - 5.2%

Electric - 5.2%
290,000	Edison Mission Energy - 7.750%	06/15/16	247,950
270,000	Southern Co - 4.150%	05/15/14	285,860
			533,810

Total Corporate Bonds			10,082,513
(Cost $9,639,239)(a)

Mutual Funds - 2.5%
NUMBER OF SHARES
257,338	AIM Liquid Asset Portfolio-
	Institutional Class		257,338

Total Mutual Funds			257,338
(Cost $257,338)(a)

Total Investments - 100.3%			10,339,851
(Cost $9,896,577)(a)

Other Net Assets Less Liabilities - (0.3%)			-29,279

Net Assets - 100%			10,310,572

(a)

Cost for book and tax purposes is $9,896,577; the aggregate gross unrealized appreciation is $471,359 and the aggregate gross unrealized depreciation is

$28,085, resulting in net unrealized appreciation of $443,274.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at March 31, 2011, based on the inputs used to value them (in thousands):

                                       INVESTMENTS IN SECURITIES (unaudited)

TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MID-CAP EQUITY FUND
Common Stocks	$8,302,104	$0	$0	$8,302,104
Money Market Funds	$445,300	$0	$0	$445,300

FUND TOTAL	$8,747,404	$0	$0	$8,747,404

YOUNG INVESTOR FUND
Common Stocks	$9,113,060	$0	$0	$9,113,060
Exchange Traded Funds	$9,223,050	$0	$0	$9,223,050
Money Market Funds	$462,703	$0	$0	$462,703

FUND TOTAL	$18,798,813	$0	$0	$18,798,813

ORION/MONETTA INTERMEDIATE BOND FUND
Corporate Bonds	$0	$10,082,513	$0	$10,082,513
Money Market Funds	$257,338	$0	$0	$257,338

FUND TOTAL	$257,338	$10,082,513	$0	$10,339,851

For additional category information for the investments in securities presented above, please refer to the Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

-------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                             May 26, 2011

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ MARIA C. DE NICOLO

-------------------------------------------------------------------

                                                    Maria C. De Nicolo, Principal Financial Officer

Date                                            May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

--------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                             May 26, 2011

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

-----------------------------------------------------------------------

Maria C. De Nicolo, Principal Financial Officer

Date                                             May 26, 2011